Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes Payable (Textual)
Deposit of restricted cash	$ 467,806
Notes Payable [Member]
Notes Payable (Textual)
Deposit of restricted cash	$ 467,806
Maturity date	Mar. 31, 2019
Minimum [Member]
Notes Payable (Textual)
Percentage of bank charge	0.05%
Maximum [Member]
Notes Payable (Textual)
Percentage of bank charge	0.10%